Supplementary Information to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Schedule of financial expenses, net
	Year ended December 31,
	2022	2021	2020

Financial income:
Interest income	$-	-	$-
foreign currency differences gains	-	-	-

	-	-	-
Financial expenses:
In respect of interest loans and bank fees	(306)	(202)	(275)
Expenses regarding warrants granted underlying loan agreement with YA (see Note 14)	-	-	(30)
Other (mainly foreign currency differences)	(341)	97	(43)

	(647)	(105)	(348)

	$(647)	(105)	$(348)

Schedule of net earnings per share
		Year ended December 31,
		2022	2021	2020
1.	Numerator:
	Income (loss)	$1,276	451	$(960)

	Net income (loss) available to Ordinary shareholders	$1,276	451	$(960)

2.	Denominator (in thousands):

	Basic weighted average Ordinary shares outstanding (in thousands)	5,550	5,212	4,298
	Diluted weighted average Ordinary shares outstanding (in thousands)	5,589	5,424	4,298

	Basic income (loss) per share	$0.23	0.09	$(0.22)